DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

	As of December 31,
	2020	2019
Tax carryforward	(11,467)	(11,695)
Allowance for doubtful accounts	(2,909)	(2,061)
Provisions	(1,472)	(2,082)
PP&E and Intangible assets	74,104	70,687
Cash dividends from foreign companies	588	701
Income tax inflation adjustment effect	21,340	16,808
Other deferred tax liabilities (assets), net	(40)	(23)
Total deferred tax liabilities, net	80,144	72,335
Actions for recourse tax receivable	(882)	(1,185)
Total deferred tax liability, net	(*) 79,262	71,150

Net deferred tax assets	(412)	(399)
Net deferred tax liabilities	79,674	71,549

(*)  Includes $82 of currency translation adjustments on foreign subsidiaries’ initial balances.

Schedule of maturities of estimated tax carryforward

	Tax carryforward	Tax carryforward amount	Tax carryforward
Company	generation year	as of 12.31.2020	expiration year
Inter Radios	2017	3	2022
Inter Radios	2018	2	2023
Telemás (*)	2019	448	2024
Micro Sistemas	2020	20	2025
Telecom Argentina	2018	21,368	2023
Telecom Argentina	2019	19,275	2024
Telecom Argentina	2020	4,750	2025
		45,866

(*)  This company is consolidated in the financial statements of Adesol.

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2020	2019	2018
	Profit (loss)
Pre-tax income	3,147	13,997	5,651
Non-taxable items – (Earnings) losses from associates	(496)	255	(494)
Non-taxable items – Costs valuation differences of foreign investments	(6,570)	(14,353)	—
Non-taxable items – Other	(1,501)	(1,081)	(580)
Restatement in current currency of Equity, goodwill and other	62,187	99,307	75,459
Subtotal	56,767	98,125	80,036
Weighted statutory income tax rate	24.59%	26.14%	25.37%
Income tax expense at weighted statutory tax rate	(13,958)	(25,655)	(20,303)
Deferred tax liability restatement in current currency and other	20,698	27,023	26,287
Income tax inflation adjustment	(14,842)	(20,685)	—
Actions for recourse	12	71	92
Income tax on cash dividends of foreign companies	(161)	(44)	(133)
Income tax (expense) benefit	(8,251)	(19,290)	5,943

Current tax expense	(241)	(218)	—
Deferred tax (expense) benefit	(8,010)	(19,072)	5,943
Income tax (expense) benefit	(8,251)	(19,290)	5,943